Derivative financial instruments and hedging transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 6,804,414
Fair value of liability position	7,320,959
Accumulated gain loss on derivatives swap	(516,545)
Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Fair value of liability position	11,222,425
Accumulated gain loss on derivatives swap	(144,876)
Gain loss on fair value on the hedged item	(64,978)
Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position	1,886,418
Fair value of liability position	1,843,668
Accumulated gain loss on derivatives swap	R$ 42,750
Interest Rates Swap [Member] | Currency Of I P C A [Member] | Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Currency	IPCA
Financing	Interest rate swap
Notional value	R$ 6,515,700
Currency Of I P C A [Member] | Interest Rates Swap [Member] | Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position	7,149,936
Fair value of liability position	7,156,939
Accumulated gain loss on derivatives swap	(7,003)
Gain loss on fair value on the hedged item	(10,176)
Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 11,077,549
Cross Currency Swap [Member] | Currency Of Dollar [Member]
IfrsStatementLineItems [Line Items]
Currency	Dollar
Financing	Cross-currency swap
Cross Currency Swap [Member] | Currency Of Dollar [Member] | Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Financing	Cross currency swap
Notional value	R$ 500,000
Fair value of asset position	2,912,303
Fair value of liability position	3,051,892
Accumulated gain loss on derivatives swap	(139,589)
Gain loss on fair value on the hedged item	R$ (95,970)
Cross Currency Swap [Member] | Currency Of Dollar [Member] | Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Currency	Dollar
Cross Currency Swap [Member] | Currency Of J P Y [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen	Yen
Financing	Cross-currency swap	Cross-currency swap
Notional value	R$ 36,787,581	R$ 36,787,581
Fair value of asset position	1,100,600	1,487,655
Fair value of liability position	1,319,343	1,462,965
Accumulated gain loss on derivatives swap	R$ (218,743)	R$ 24,690
Cross Currency Swap [Member] | Currency Of J P Y [Member] | Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Financing	Cross currency swap
Notional value	R$ 30,000,000
Fair value of asset position	1,015,310
Fair value of liability position	R$ 1,013,594
Cross Currency Swap [Member] | Currency Of J P Y [Member] | Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Currency Of J P Y [Member] | Currency Of Dollar [Member] | Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Accumulated gain loss on derivatives swap	R$ 1,716
Gain loss on fair value on the hedged item	R$ 41,168